Segmented Information (Schedule of Segmented Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Cost of sales	$ 168,745,000	$ 172,606,000
Sales to external customers	278,966,000	257,187,000
Cost of sales before depreciation and depletion	(124,967,000)	(128,248,000)
Depreciation and depletion in cost of sales	(43,778,000)	(44,358,000)
Selling, general and administration	(35,086,000)	(29,805,000)
Other income (expenses)	(17,897,000)	(20,582,000)
Finance items	1,717,000	9,777,000
Income before income taxes	58,955,000	43,971,000
Total tax expense	(37,402,000)	(20,175,000)
Net income for the year	21,553,000	23,796,000
Assets	1,055,338,000	936,065,000
Liabilities	329,568,000	300,639,000
Capital Expenditure	94,715,000	238,637,000
Material reconciling items [member]
Disclosure of operating segments [line items]
Selling, general and administration	(23,141,000)	(17,438,000)
Other income (expenses)	42,000	(4,402,000)
Finance items	(1,689,000)	(80,000)
Income before income taxes	(24,788,000)	(21,920,000)
Total tax expense	(3,841,000)	(511,000)
Net income for the year	(28,629,000)	(22,431,000)
Assets	27,328,000	60,134,000
Liabilities	186,708,000	162,210,000
Capital Expenditure	122,000	1,333,000
Bateas Reporting Segment [member]
Disclosure of operating segments [line items]
Sales to external customers	67,643,000	72,882,000
Cost of sales before depreciation and depletion	(40,056,000)	(44,829,000)
Depreciation and depletion in cost of sales	(14,301,000)	(13,621,000)
Selling, general and administration	(3,891,000)	(4,569,000)
Other income (expenses)	(1,215,000)	(664,000)
Finance items	(698,000)	(1,552,000)
Income before income taxes	7,482,000	7,647,000
Total tax expense	(4,312,000)	(2,761,000)
Net income for the year	3,170,000	4,886,000
Assets	125,286,000	116,501,000
Liabilities	42,710,000	36,747,000
Capital Expenditure	6,927,000	11,845,000
Cuzcatlan Reporting Segment [member]
Disclosure of operating segments [line items]
Sales to external customers	191,026,000	184,305,000
Cost of sales before depreciation and depletion	(76,459,000)	(83,419,000)
Depreciation and depletion in cost of sales	(27,856,000)	(30,737,000)
Selling, general and administration	(8,054,000)	(7,798,000)
Other income (expenses)	(3,742,000)	(1,928,000)
Finance items	(104,000)	385,000
Income before income taxes	74,811,000	60,808,000
Total tax expense	(28,926,000)	(18,032,000)
Net income for the year	45,885,000	42,776,000
Assets	280,602,000	252,100,000
Liabilities	49,500,000	42,264,000
Capital Expenditure	15,801,000	14,046,000
Lindero Reporting Segment [member]
Disclosure of operating segments [line items]
Other income (expenses)	3,306,000	11,204,000
Lindero Reporting Segment [member] | Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of operating segments [line items]
Cost of sales	10,073,000	0
Sales to external customers	20,297,000	0
Mansfield Reporting [Member]
Disclosure of operating segments [line items]
Sales to external customers	20,297,000
Cost of sales before depreciation and depletion	(8,452,000)
Depreciation and depletion in cost of sales	(1,621,000)
Other income (expenses)	(12,982,000)	(13,588,000)
Finance items	4,208,000	11,024,000
Income before income taxes	1,450,000	(2,564,000)
Total tax expense	(323,000)	1,129,000
Net income for the year	1,127,000	(1,435,000)
Assets	622,122,000	507,330,000
Liabilities	50,650,000	59,418,000
Capital Expenditure	$ 71,865,000	$ 211,413,000